Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 12,490	$ 13,220	$ 5,316
Interest-earning deposits with banks	30,686	16,523	688
Federal funds sold	18,443	29,601	14,475
Cash and cash equivalents	61,619	59,344	20,479
Time deposits with banks	3,920	4,410	5,880
Securities available for sale	70,005	65,944	75,469
Securities held to maturity			75,473
Loans held for sale	453	790	2,012
Loans, net of allowance for loan losses	337,784	326,266	108,666
Premises and equipment, net	17,613	17,612	6,074
Federal Home Loan Bank stock, at cost	1,306	1,597	180
Cash surrender value of bank-owned life insurance	12,203	12,122	7,259
Deferred income tax asset	6,272	6,426	2,782
Goodwill and other intangibles	10,071	10,101
Accrued interest receivable	1,050	1,048	613
Other real estate owned	32	32	41
Other assets	739	1,573	361
Total assets	523,067	507,265	229,820
Liabilities:
Noninterest-bearing demand accounts	101,490	89,114	34,774
Interest-bearing demand and savings accounts	207,410	198,977	92,897
Time deposits	106,300	111,020	36,253
Total deposits	415,200	399,111	163,924
Federal Home Loan Bank advances		27,500	0
Other borrowings	21,238	28,927
Other borrowings		1,427	0
Subordinated notes	11,000
Other liabilities	3,693	7,833	4,270
Total liabilities	$ 451,131	$ 435,871	$ 168,194
Stockholders' equity:
Preferred stock
Common stock	$ 53	$ 53	$ 42
Additional paid in capital	52,975	52,763	40,766
Retained income	22,000	21,846	24,091
Unearned employee stock ownership plan ("ESOP") shares	(3,160)	(3,160)	(3,273)
Accumulated other comprehensive income (loss)	68	(108)
Total stockholders' equity	71,936	71,394	61,626
Total liabilities and stockholders' equity	$ 523,067	$ 507,265	$ 229,820